Long-term loans (Details Narrative)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 03, 2023	Jan. 04, 2022 USD ($)	Jan. 04, 2022 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term loans	$ 13,250,516	$ 13,681,099
Annual interest rate			7.00%
Fujian Xinqiao Ocean Fishery Group Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term loans				$ 13,250,516	¥ 94,012,410
Annual interest rate				6.00%	6.00%